Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Entity Central Index Key	0001484750
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class A
Trading Symbol	CPXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58.11	1.14%

Expenses Paid, Amount	$ 58.11
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.00% total return in the six months ended June 30, 2024, compared with the Linked Blended Benchmark,[1] which returned 4.64%.

Security selection in the insurance sector contributed to relative performance, due in part to out-of-index investments in issues from SBL Holdings that rebounded strongly following earlier weakness. The portfolio's underweight or non-investment in Japanese insurance company issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Security selection in the utilities sector also contributed, partly due to an out-of-index investment in an issue from Canada-based Algonquin Power, which announced an asset sale that should improve the company's credit profile.

Security selection in the pipeline sector further contributed to relative performance. In general, the portfolio's underweight in exchange-traded preferreds, as well as security selection within that portion of the market, contributed to excess returns, as that market segment underperformed given its higher sensitivity to rising interest rates.

Security selection within foreign bank contingent capital securities (CoCos) detracted from excess returns. Although bank CoCos were among the best performing parts of the preferred market, the Fund's defensive positioning in higher quality CoCos lagged the broader market as credit spreads compressed. A lack of investment in the tiny capital goods sector modestly detracted from relative performance, as a floating rate security from Stanley Black & Decker outperformed. There were no other detractors to relative performance at the sector level during the period.

Top contributors	Top detractors
Insurance	Non-U.S. banks
Utilities	Capital goods
Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge[2]	8.89%	1.71%	3.61%
Without sales charge	13.13%	2.49%	4.01%
ICE BofA Fixed Rate Preferred Securities Index	9.98%	2.46%	4.25%
Linked Blended Benchmark[1]	11.94%	3.18%	4.32%
S&P 500 Index	24.56%	15.04%	12.86%
ICE BofA US All Capital Securities Index	11.63%	2.83%	4.26%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,533,097,102
Holdings Count | shares	314
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$7,533,097,102
Number of portfolio holdings (excluding derivatives)	314
Portfolio turnover rate	32%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 3.90%, Series BB	1.6%
Charles Schwab Corp., 4.00%, Series I	1.4%
JPMorgan Chase & Co., 6.875%, Series NN	1.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.1%
Citigroup, Inc., 3.875%, Series X	1.1%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
Banco Santander SA, 9.625% (Spain)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	1.0%
UBS Group AG, 9.25% (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%

Sector diversification[3,5]	(%)
Banking	54.1%
Insurance	15.6%
Utilities	14.0%
Pipelines	7.3%
Financial Services	2.5%
Real Estate	1.5%
Energy	1.1%
Telecommunications	0.7%
Preferred	0.5%
Other (includes short-term investments)	2.7%

Country diversification[3,5]	(%)
United States	52.3%
Canada	10.6%
United Kingdom	8.6%
France	7.7%
Netherlands	4.0%
Spain	3.9%
Switzerland	3.1%
Germany	1.8%
Australia	1.5%
Other (includes short-term investments)	6.5%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 3.90%, Series BB	1.6%
Charles Schwab Corp., 4.00%, Series I	1.4%
JPMorgan Chase & Co., 6.875%, Series NN	1.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.1%
Citigroup, Inc., 3.875%, Series X	1.1%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
Banco Santander SA, 9.625% (Spain)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	1.0%
UBS Group AG, 9.25% (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class C
Trading Symbol	CPXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91.06	1.79%

Expenses Paid, Amount	$ 91.06
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.60% total return in the six months ended June 30, 2024, compared with the Linked Blended Benchmark,[1] which returned 4.64%.

Security selection in the insurance sector contributed to relative performance, due in part to out-of-index investments in issues from SBL Holdings that rebounded strongly following earlier weakness. The portfolio's underweight or non-investment in Japanese insurance company issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Security selection in the utilities sector also contributed, partly due to an out-of-index investment in an issue from Canada-based Algonquin Power, which announced an asset sale that should improve the company's credit profile.

Security selection in the pipeline sector further contributed to relative performance. In general, the portfolio's underweight in exchange-traded preferreds, as well as security selection within that portion of the market, contributed to excess returns, as that market segment underperformed given its higher sensitivity to rising interest rates.

Security selection within foreign bank contingent capital securities (CoCos) detracted from excess returns. Although bank CoCos were among the best performing parts of the preferred market, the Fund's defensive positioning in higher quality CoCos lagged the broader market as credit spreads compressed. A lack of investment in the tiny capital goods sector modestly detracted from relative performance, as a floating rate security from Stanley Black & Decker outperformed. There were no other detractors to relative performance at the sector level during the period.

Top contributors	Top detractors
Insurance	Non-U.S. banks
Utilities	Capital goods
Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge	11.29%[2]	1.81%	3.33%
Without sales charge	12.29%	1.81%	3.33%
ICE BofA Fixed Rate Preferred Securities Index	9.98%	2.46%	4.25%
Linked Blended Benchmark[1]	11.94%	3.18%	4.32%
S&P 500 Index	24.56%	15.04%	12.86%
ICE BofA US All Capital Securities Index	11.63%	2.83%	4.26%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,533,097,102
Holdings Count | shares	314
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$7,533,097,102
Number of portfolio holdings (excluding derivatives)	314
Portfolio turnover rate	32%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 3.90%, Series BB	1.6%
Charles Schwab Corp., 4.00%, Series I	1.4%
JPMorgan Chase & Co., 6.875%, Series NN	1.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.1%
Citigroup, Inc., 3.875%, Series X	1.1%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
Banco Santander SA, 9.625% (Spain)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	1.0%
UBS Group AG, 9.25% (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%

Sector diversification[3,5]	(%)
Banking	54.1%
Insurance	15.6%
Utilities	14.0%
Pipelines	7.3%
Financial Services	2.5%
Real Estate	1.5%
Energy	1.1%
Telecommunications	0.7%
Preferred	0.5%
Other (includes short-term investments)	2.7%

Country diversification[3,5]	(%)
United States	52.3%
Canada	10.6%
United Kingdom	8.6%
France	7.7%
Netherlands	4.0%
Spain	3.9%
Switzerland	3.1%
Germany	1.8%
Australia	1.5%
Other (includes short-term investments)	6.5%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 3.90%, Series BB	1.6%
Charles Schwab Corp., 4.00%, Series I	1.4%
JPMorgan Chase & Co., 6.875%, Series NN	1.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.1%
Citigroup, Inc., 3.875%, Series X	1.1%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
Banco Santander SA, 9.625% (Spain)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	1.0%
UBS Group AG, 9.25% (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class F
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class F
Trading Symbol	CPXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40.30	0.79%

Expenses Paid, Amount	$ 40.30
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.17% total return in the six months ended June 30, 2024, compared with the Linked Blended Benchmark,[1] which returned 4.64%.

Security selection in the insurance sector contributed to relative performance, due in part to out-of-index investments in issues from SBL Holdings that rebounded strongly following earlier weakness. The portfolio's underweight or non-investment in Japanese insurance company issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Security selection in the utilities sector also contributed, partly due to an out-of-index investment in an issue from Canada-based Algonquin Power, which announced an asset sale that should improve the company's credit profile.

Security selection in the pipeline sector further contributed to relative performance. In general, the portfolio's underweight in exchange-traded preferreds, as well as security selection within that portion of the market, contributed to excess returns, as that market segment underperformed given its higher sensitivity to rising interest rates.

Security selection within foreign bank contingent capital securities (CoCos) detracted from excess returns. Although bank CoCos were among the best performing parts of the preferred market, the Fund's defensive positioning in higher quality CoCos lagged the broader market as credit spreads compressed. A lack of investment in the tiny capital goods sector modestly detracted from relative performance, as a floating rate security from Stanley Black & Decker outperformed. There were no other detractors to relative performance at the sector level during the period.

Top contributors	Top detractors
Insurance	Non-U.S. banks
Utilities	Capital goods
Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	Since inception (4/3/17)
Class F2	13.49%	2.85%	3.71%
ICE BofA Fixed Rate Preferred Securities Index	9.98%	2.46%	3.30%
Linked Blended Benchmark[1]	11.94%	3.18%	3.96%
S&P 500 Index	24.56%	15.04%	14.27%
ICE BofA US All Capital Securities Index	11.63%	2.83%	3.66%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,533,097,102
Holdings Count | shares	314
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$7,533,097,102
Number of portfolio holdings (excluding derivatives)	314
Portfolio turnover rate	32%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 3.90%, Series BB	1.6%
Charles Schwab Corp., 4.00%, Series I	1.4%
JPMorgan Chase & Co., 6.875%, Series NN	1.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.1%
Citigroup, Inc., 3.875%, Series X	1.1%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
Banco Santander SA, 9.625% (Spain)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	1.0%
UBS Group AG, 9.25% (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%

Sector diversification[3,5]	(%)
Banking	54.1%
Insurance	15.6%
Utilities	14.0%
Pipelines	7.3%
Financial Services	2.5%
Real Estate	1.5%
Energy	1.1%
Telecommunications	0.7%
Preferred	0.5%
Other (includes short-term investments)	2.7%

Country diversification[3,5]	(%)
United States	52.3%
Canada	10.6%
United Kingdom	8.6%
France	7.7%
Netherlands	4.0%
Spain	3.9%
Switzerland	3.1%
Germany	1.8%
Australia	1.5%
Other (includes short-term investments)	6.5%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 3.90%, Series BB	1.6%
Charles Schwab Corp., 4.00%, Series I	1.4%
JPMorgan Chase & Co., 6.875%, Series NN	1.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.1%
Citigroup, Inc., 3.875%, Series X	1.1%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
Banco Santander SA, 9.625% (Spain)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	1.0%
UBS Group AG, 9.25% (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class I
Trading Symbol	CPXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43.35	0.85%

Expenses Paid, Amount	$ 43.35
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.13% total return in the six months ended June 30, 2024, compared with the Linked Blended Benchmark,[1] which returned 4.64%.

Security selection in the insurance sector contributed to relative performance, due in part to out-of-index investments in issues from SBL Holdings that rebounded strongly following earlier weakness. The portfolio's underweight or non-investment in Japanese insurance company issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Security selection in the utilities sector also contributed, partly due to an out-of-index investment in an issue from Canada-based Algonquin Power, which announced an asset sale that should improve the company's credit profile.

Security selection in the pipeline sector further contributed to relative performance. In general, the portfolio's underweight in exchange-traded preferreds, as well as security selection within that portion of the market, contributed to excess returns, as that market segment underperformed given its higher sensitivity to rising interest rates.

Security selection within foreign bank contingent capital securities (CoCos) detracted from excess returns. Although bank CoCos were among the best performing parts of the preferred market, the Fund's defensive positioning in higher quality CoCos lagged the broader market as credit spreads compressed. A lack of investment in the tiny capital goods sector modestly detracted from relative performance, as a floating rate security from Stanley Black & Decker outperformed. There were no other detractors to relative performance at the sector level during the period.

Top contributors	Top detractors
Insurance	Non-U.S. banks
Utilities	Capital goods
Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
Class I2	13.42%	2.77%	4.32%
ICE BofA Fixed Rate Preferred Securities Index	9.98%	2.46%	4.25%
Linked Blended Benchmark[1]	11.94%	3.18%	4.32%
S&P 500 Index	24.56%	15.04%	12.86%
ICE BofA US All Capital Securities Index	11.63%	2.83%	4.26%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,533,097,102
Holdings Count | shares	314
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$7,533,097,102
Number of portfolio holdings (excluding derivatives)	314
Portfolio turnover rate	32%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 3.90%, Series BB	1.6%
Charles Schwab Corp., 4.00%, Series I	1.4%
JPMorgan Chase & Co., 6.875%, Series NN	1.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.1%
Citigroup, Inc., 3.875%, Series X	1.1%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
Banco Santander SA, 9.625% (Spain)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	1.0%
UBS Group AG, 9.25% (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%

Sector diversification[3,5]	(%)
Banking	54.1%
Insurance	15.6%
Utilities	14.0%
Pipelines	7.3%
Financial Services	2.5%
Real Estate	1.5%
Energy	1.1%
Telecommunications	0.7%
Preferred	0.5%
Other (includes short-term investments)	2.7%

Country diversification[3,5]	(%)
United States	52.3%
Canada	10.6%
United Kingdom	8.6%
France	7.7%
Netherlands	4.0%
Spain	3.9%
Switzerland	3.1%
Germany	1.8%
Australia	1.5%
Other (includes short-term investments)	6.5%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 3.90%, Series BB	1.6%
Charles Schwab Corp., 4.00%, Series I	1.4%
JPMorgan Chase & Co., 6.875%, Series NN	1.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.1%
Citigroup, Inc., 3.875%, Series X	1.1%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
Banco Santander SA, 9.625% (Spain)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	1.0%
UBS Group AG, 9.25% (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class R
Trading Symbol	CPRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65.72	1.29%

Expenses Paid, Amount	$ 65.72
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.90% total return in the six months ended June 30, 2024, compared with the Linked Blended Benchmark,[1] which returned 4.64%.

Security selection in the insurance sector contributed to relative performance, due in part to out-of-index investments in issues from SBL Holdings that rebounded strongly following earlier weakness. The portfolio's underweight or non-investment in Japanese insurance company issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Security selection in the utilities sector also contributed, partly due to an out-of-index investment in an issue from Canada-based Algonquin Power, which announced an asset sale that should improve the company's credit profile.

Security selection in the pipeline sector further contributed to relative performance. In general, the portfolio's underweight in exchange-traded preferreds, as well as security selection within that portion of the market, contributed to excess returns, as that market segment underperformed given its higher sensitivity to rising interest rates.

Security selection within foreign bank contingent capital securities (CoCos) detracted from excess returns. Although bank CoCos were among the best performing parts of the preferred market, the Fund's defensive positioning in higher quality CoCos lagged the broader market as credit spreads compressed. A lack of investment in the tiny capital goods sector modestly detracted from relative performance, as a floating rate security from Stanley Black & Decker outperformed. There were no other detractors to relative performance at the sector level during the period.

Top contributors	Top detractors
Insurance	Non-U.S. banks
Utilities	Capital goods
Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	Since inception (10/1/14)
Class R2	12.93%	2.34%	3.97%
ICE BofA Fixed Rate Preferred Securities Index	9.98%	2.46%	4.35%
Linked Blended Benchmark[1]	11.94%	3.18%	4.41%
S&P 500 Index	24.56%	15.04%	13.24%
ICE BofA US All Capital Securities Index	11.63%	2.83%	4.36%

Performance Inception Date	Oct. 01, 2014
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,533,097,102
Holdings Count | shares	314
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$7,533,097,102
Number of portfolio holdings (excluding derivatives)	314
Portfolio turnover rate	32%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 3.90%, Series BB	1.6%
Charles Schwab Corp., 4.00%, Series I	1.4%
JPMorgan Chase & Co., 6.875%, Series NN	1.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.1%
Citigroup, Inc., 3.875%, Series X	1.1%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
Banco Santander SA, 9.625% (Spain)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	1.0%
UBS Group AG, 9.25% (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%

Sector diversification[3,5]	(%)
Banking	54.1%
Insurance	15.6%
Utilities	14.0%
Pipelines	7.3%
Financial Services	2.5%
Real Estate	1.5%
Energy	1.1%
Telecommunications	0.7%
Preferred	0.5%
Other (includes short-term investments)	2.7%

Country diversification[3,5]	(%)
United States	52.3%
Canada	10.6%
United Kingdom	8.6%
France	7.7%
Netherlands	4.0%
Spain	3.9%
Switzerland	3.1%
Germany	1.8%
Australia	1.5%
Other (includes short-term investments)	6.5%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 3.90%, Series BB	1.6%
Charles Schwab Corp., 4.00%, Series I	1.4%
JPMorgan Chase & Co., 6.875%, Series NN	1.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.1%
Citigroup, Inc., 3.875%, Series X	1.1%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
Banco Santander SA, 9.625% (Spain)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	1.0%
UBS Group AG, 9.25% (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class Z
Trading Symbol	CPXZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$40.30	0.79%

Expenses Paid, Amount	$ 40.30
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.16% total return in the six months ended June 30, 2024, compared with the Linked Blended Benchmark,[1] which returned 4.64%.

Security selection in the insurance sector contributed to relative performance, due in part to out-of-index investments in issues from SBL Holdings that rebounded strongly following earlier weakness. The portfolio's underweight or non-investment in Japanese insurance company issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Security selection in the utilities sector also contributed, partly due to an out-of-index investment in an issue from Canada-based Algonquin Power, which announced an asset sale that should improve the company's credit profile.

Security selection in the pipeline sector further contributed to relative performance. In general, the portfolio's underweight in exchange-traded preferreds, as well as security selection within that portion of the market, contributed to excess returns, as that market segment underperformed given its higher sensitivity to rising interest rates.

Security selection within foreign bank contingent capital securities (CoCos) detracted from excess returns. Although bank CoCos were among the best performing parts of the preferred market, the Fund's defensive positioning in higher quality CoCos lagged the broader market as credit spreads compressed. A lack of investment in the tiny capital goods sector modestly detracted from relative performance, as a floating rate security from Stanley Black & Decker outperformed. There were no other detractors to relative performance at the sector level during the period.

Top contributors	Top detractors
Insurance	Non-U.S. banks
Utilities	Capital goods
Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	Since inception (10/1/14)
Class Z2	13.48%	2.85%	4.50%
ICE BofA Fixed Rate Preferred Securities Index	9.98%	2.46%	4.35%
Linked Blended Benchmark[1]	11.94%	3.18%	4.41%
S&P 500 Index	24.56%	15.04%	13.24%
ICE BofA US All Capital Securities Index	11.63%	2.83%	4.36%

Performance Inception Date	Oct. 01, 2014
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,533,097,102
Holdings Count | shares	314
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$7,533,097,102
Number of portfolio holdings (excluding derivatives)	314
Portfolio turnover rate	32%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 3.90%, Series BB	1.6%
Charles Schwab Corp., 4.00%, Series I	1.4%
JPMorgan Chase & Co., 6.875%, Series NN	1.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.1%
Citigroup, Inc., 3.875%, Series X	1.1%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
Banco Santander SA, 9.625% (Spain)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	1.0%
UBS Group AG, 9.25% (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%

Sector diversification[3,5]	(%)
Banking	54.1%
Insurance	15.6%
Utilities	14.0%
Pipelines	7.3%
Financial Services	2.5%
Real Estate	1.5%
Energy	1.1%
Telecommunications	0.7%
Preferred	0.5%
Other (includes short-term investments)	2.7%

Country diversification[3,5]	(%)
United States	52.3%
Canada	10.6%
United Kingdom	8.6%
France	7.7%
Netherlands	4.0%
Spain	3.9%
Switzerland	3.1%
Germany	1.8%
Australia	1.5%
Other (includes short-term investments)	6.5%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 3.90%, Series BB	1.6%
Charles Schwab Corp., 4.00%, Series I	1.4%
JPMorgan Chase & Co., 6.875%, Series NN	1.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.1%
Citigroup, Inc., 3.875%, Series X	1.1%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
Banco Santander SA, 9.625% (Spain)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	1.0%
UBS Group AG, 9.25% (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.